Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Pharmaceuticals	¥ 1,304,000	¥ 914,000
Medical consumables	26,549,000	29,652,000
Total current inventories	27,853,000	30,566,000
Cost of inventories recognised as expense	¥ 160,152,000	¥ 174,991,000